INCOME TAXES - Additional information (Details) ¥ in Thousands	Jun. 30, 2025 JPY (¥)
INCOME TAXES
Net operating loss	¥ 86,709
Japan
INCOME TAXES
Net operating loss, subject to expiration	9,846
Foreign
INCOME TAXES
Net operating loss, not subject to expiration	¥ 76,863